RESERVE FOR LOSSES AND LAE	12 Months Ended
Dec. 31, 2025
Insurance [Abstract]
RESERVE FOR LOSSES AND LAE	RESERVE FOR LOSSES AND LAE
Reserve for losses and LAE.
The following table provides a roll forward of the Company’s beginning and ending reserve for losses and LAE and is summarized for the periods indicated:

	Years Ended December 31,
(Dollars in millions)	2025	2024	2023
Gross reserves beginning of period	$29,889	$24,604	$22,065
Less reinsurance recoverables on unpaid losses	(2,915)	(2,098)	(2,105)
Net reserves beginning of period	26,975	22,506	19,960

Incurred related to:
Current year	10,202	9,967	8,432
Prior years, excluding impact from retroactive reinsurance	535	1,337	(5)
Prior years, impact from retroactive reinsurance (1)	122	—	—
Total incurred losses and LAE	10,859	11,305	8,427

Paid related to:
Current year	1,253	1,258	1,379
Prior years	6,525	5,279	4,731
Total paid losses and LAE	7,778	6,537	6,110

Foreign exchange/translation adjustment	663	(298)	229
Retroactive reinsurance adjustment (1)	(122)	—	—

Net reserves end of period	30,597	26,975	22,506
Plus reinsurance recoverables on unpaid losses (2)	3,715	2,915	2,098
Gross reserves end of period	$34,312	$29,889	$24,604
(Some amounts may not reconcile due to rounding.)
(1) The consideration paid ($1,372 million) exceeds the ceded loss reserves at the inception of the Agreement ($1,250 million), as a result the Company recognized an immediate pre-tax loss of $122 million in earnings, in accordance with retroactive reinsurance accounting guidance. The Company recognized the loss by writing off the reinsurance recoverable of $122 million, which represents excess compensation for the uncertainty of future claims development, and is not a component of our best estimate of loss reserves.
(2) This amount excludes the unpaid recoverable of the adverse development reinsurance agreements of $1,253 million as of December 31, 2025.
Current year incurred losses were $10.2 billion, $10.0 billion and $8.4 billion in 2025, 2024 and 2023, respectively. The increase in current year incurred losses from 2024 to 2025 was primarily related to an increase of $308 million in current year attritional losses, resulting from the impact of the increase in premiums earned, the strengthening of U.S. casualty reserves and changes in the mix of business, partially offset by a decrease of $73 million in current year catastrophe losses.
The increase in current year incurred losses from 2023 to 2024, was primarily related to an increase in underlying exposure due to premium growth, year over year and changes in the mix of business as well an increase of $423 million in 2024 current year catastrophe losses.
Incurred prior years unfavorable development in losses was $657 million and $1.3 billion in 2025 and 2024, respectively, and incurred prior years favorable development in losses of $5 million in 2023. The unfavorable development on prior year reserves of $657 million in 2025 was primarily due to strengthening of U.S. casualty reserves primarily in the Legacy segment, as well as aviation losses associated with the Russia/Ukraine war within the Reinsurance Treaty segment, partially offset by the release of well-seasoned reserves in the property and mortgage lines within the Reinsurance Treaty segment. The reserve strengthening for prior year loss development was driven by elevated loss experience in excess casualty and U.S. liability lines primarily on accident years 2022-2024.
In 2025, the United Kingdom’s High Court concluded that the confiscation of certain aircraft was covered under the war provision within certain reinsurance contracts. As a result of the court’s decision, the Company increased its net ultimate loss reserve for contracts that were exposed to the war in Russia/Ukraine. This increase in ultimate loss is reflected in the prior year incurred loss line in the table above.
The net unfavorable development on prior year reserves of $1.3 billion in 2024 is primarily comprised of $165 million of unfavorable development on prior years attritional losses for the Global Wholesale & Specialty segment, mainly driven by a combination of social inflation and portfolio concentrations in general liability, umbrella and commercial auto lines of business and $1.3 billion of unfavorable development on prior years attritional losses for the Legacy segment, mainly related to commercial retail, sports and leisure and certain program lines, including A&E reserve strengthening of $54 million. The Reinsurance Treaty Segment recorded $640 million of unfavorable development on prior year casualty reserves which was almost completely offset by favorable development booked on property and mortgage lines. In addition, the Reinsurance Treaty segment recorded $135 million of favorable development on prior year catastrophe events. Overall, the Reinsurance Treaty segment recorded $120 million of net favorable development on prior year reserves.
The net favorable development on prior year reserves of $5 million in 2023 is comprised of $364 million of favorable development on prior years attritional losses for Reinsurance Treaty lines, mainly related to mortgage and short-tail lines of business, mostly offset by $72 million of unfavorable development on prior years attritional losses for Global Wholesale & Specialty lines as well as $286 million of unfavorable development on prior years attritional losses for Legacy lines, mainly related to casualty lines for accident years from 2016 through 2019.
The following is information about incurred and paid claims development as of December 31, 2025, net of reinsurance, as well as cumulative claim frequency and the total of IBNR liabilities plus expected development on reported claims included within the net incurred claims amounts. Each of the Company’s financial reporting segments has been disaggregated into casualty and property business. The casualty and property segregation results in groups that have homogeneous loss development characteristics and are large enough to represent credible trends. Generally, casualty claims take longer to be reported and settled, resulting in longer payout patterns and increased volatility. Property claims on the other hand, tend to be reported and settled quicker and therefore tend to exhibit less volatility. The property business is more exposed to catastrophe losses, which can result in year over year fluctuations in incurred claims depending on the frequency and severity of catastrophes claims in any one accident year.
The information about incurred and paid claims development for the years ended December 31, 2016 to December 31, 2024 is presented as supplementary information.
The Cumulative Number of Reported Claims is shown only for Global Wholesale & Specialty Casualty and Legacy Casualty as it is impractical to provide the information for the remaining groups. The reinsurance groups each include pro rata contracts for which ceding companies provide only summary information via a bordereau. This summary information does not include the number of reported claims underlying the paid and reported losses. Therefore, it is not possible to provide this information. The Global Wholesale Property group includes Accident and Health insurance business. This business is written via a master contract and individual claim counts are not provided. This business represents a significant enough portion of the business in the Global Wholesale Property group so that including the number of reported claims for the remaining business would distort any analytics performed on the group.
The Cumulative Number of Reported Claims shown for the Global Wholesale Casualty is determined by claim and line of business. For example, a claim event with three claimants in the same line of business is a single claim. However, a claim event with a single claimant that spans two lines of business contributes two claims.
Reconciliation of the Disclosure of Incurred and Paid Claims Development to the Liability for Unpaid Claims and Claim Adjustment Expenses
The reconciliation of the net incurred and paid claims development tables to the liability for claims and claim adjustment expenses in the consolidated statement of financial position is as follows:

December 31, 2025
(Dollars in millions)
Net outstanding liabilities
Reinsurance Treaty Casualty	$12,458
Reinsurance Treaty Property	6,363
Global Wholesale & Specialty Casualty	1,927
Global Wholesale & Specialty Property	526
Global Facultative Casualty	1,800
Global Facultative Property	851
Legacy Casualty	5,421
Legacy Property	526
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance (1)	29,871

Reinsurance recoverable on unpaid claims
Reinsurance Treaty Casualty	151
Reinsurance Treaty Property	894
Global Wholesale & Specialty Casualty	657
Global Wholesale & Specialty Property	98
Global Facultative Casualty	1
Global Facultative Property	7
Legacy Casualty	1,639
Legacy Property	245
Total reinsurance recoverable on unpaid claims(2)	3,692

Unallocated claims adjustment expenses	386
Other (1)	362
748

Total gross liability for unpaid claims and claim adjustment expense	$34,312
(Some amounts may not reconcile due to rounding.)
(1) Other is primarily comprised of reserves for asbestos & environmental and certain run-off exposures.
(2) This amount excludes the unpaid recoverable of the adverse development reinsurance agreements of $1,253 million, asbestos and environmental recoverable of $16 million and $6 million unpaid recoverable from Legacy reinsurance run-off exposures as of December 31, 2025.
Adverse Development Reinsurance Agreements
Effective October 1, 2025, the Company through its subsidiaries Everest Re and Bermuda Re (collectively, the “Ceding Companies”) (1) entered into an adverse development reinsurance agreement (the “State National Reinsurance Agreement”) with State National Insurance Company, Inc. (“State National Reinsurer”) and (2) entered into an adverse development reinsurance agreement (the “MS Transverse Reinsurance Agreement”) with MS Transverse Insurance Company (“MS Transverse Reinsurer”) (collectively the “Reinsurers”). The Reinsurance Agreements are supported on a retrocessional basis by Longtail Re, an affiliate of Stone Ridge Capital.
The agreements reinsure potential adverse loss development for accident years 2024 and prior arising out of the Ceding Companies’ North American liabilities within the Global Wholesale & Specialty and Legacy segments (“Subject Business”), subject to exclusions for certain liabilities, including among others those related to the Asbestos and Environmental reserves included in the Legacy segment. The carried reserves held for the Subject Business, pursuant to the Reinsurance Agreements, were $5.4 billion as of September 30, 2025 and $5.0 billion as of December 31, 2025, respectively.
Under the State National Reinsurance Agreement, the Company paid a reinsurance premium of $1.3 billion, including interest, to State National Reinsurer to assume $1.3 billion of carried reserves as of September 30, 2025, and potential subsequent adverse development for net paid losses on an approximately 85.7 percent coinsurance basis up to an aggregate limit of $600 million above the Company’s net carried reserves for the Subject Business.
Under the State National Reinsurance Agreement $250 million of the reinsurance premium was placed into a funds withheld collateral trust account as security for State National Reinsurer’s claim payment obligations to the Company.
Under the MS Transverse Reinsurance Agreement, the Company paid a reinsurance premium of $122 million to MS Transverse Reinsurer to assume potential subsequent adverse development for net paid losses on an 80.0 percent coinsurance basis up to an aggregate limit of $400 million. The $122 million payment to MS Transverse Reinsurer exceeds the retroactive reinsured liabilities and represents excess compensation for the uncertainty of future claims development, as a result the Company recognized an immediate pre-tax loss of $122 million in Incurred losses and loss adjustment expenses in the Company’s consolidated statement of operations. Mitsui Sumitomo Insurance Company Limited, the parent of MS Transverse Reinsurer, has provided a parental guarantee to secure its obligations under the agreement.
The Company has retained the risk of collection on amounts due from other third-party reinsurers and continues to be responsible for claims handling and other administrative services, subject to certain conditions.
As of December 31, 2025, the Company had a deferred gain of $3 million. The deferred gain would be recognized over the claim settlement period in the proportion of the amount of cumulative ceded losses collected from the reinsurer to the estimated ultimate reinsurance recoveries. The total covered losses ceded to State National Reinsurer were $1,253 million and the aggregated unexpired limit was $597 million and $400 million for State National Reinsurer and MS Transverse Reinsurer, respectively.
Unfavorable (Favorable) Prior Year Development
The following table presents net prior year development before the adverse development cover reinsurance agreements (“ADC”) cessions for the year ended December 31, 2025:

(Dollars in millions)	Prior Year Development Net of External Reinsurance Before ADC Cessions (1)
Reinsurance Treaty Casualty Business	$399
Reinsurance Treaty Property Business	(373)
Global Wholesale & Specialty Casualty Business	71
Global Wholesale & Specialty Property Business	(55)
Global Facultative Casualty Business	57
Global Facultative Property Business	(55)
Legacy Casualty Business	540
Legacy Property Business	(50)
Subtotal, adjusted pre-tax basis	$535
(1) Excluding the impact of:
- $122 million of excess compensation for the uncertainty of future claims development of which $36 million is from our Global Wholesale & Specialty Casualty business and $86 million from our Legacy Casualty business.
The following tables present the ultimate loss and allocated LAE and the paid loss and allocated LAE, net of reinsurance for casualty and property, as well as the average annual percentage payout of incurred claims by age, net of reinsurance for each of our disclosed lines of business. For the Reinsurance Treaty segment, the Company assesses the adequacy of its reserves on an underwriting year basis as opposed to accident year basis. Using underwriting year data for internal analysis of Reinsurance Treaty reserves is consistent with industry practice among reinsurers. With proportional reinsurance contracts, the Company is advised of losses on an aggregate basis (no details on individual losses) regarding a specific underwriting year. As such, the Company uses a methodology to allocate its Reinsurance Treaty reserves from an underwriting year basis into an accident year basis presentation. This may result in some distortion within specific accident years.
Reinsurance Treaty Casualty Business

											At December 31, 2025
	Ultimate Incurred Loss and Allocated Loss Adjustment Expenses, Net of reinsurance Years Ended December 31,										Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
Accident Year	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025
(Dollars in millions)	(Unaudited)
2016	$723	$793	$785	$773	$828	$826	$847	$875	$894	935	52	N/A
2017		792	738	726	791	796	841	900	923	1,007	50	N/A
2018			1,368	1,341	1,401	1,424	1,475	1,562	1,609	1,634	209	N/A
2019				1,657	1,686	1,686	1,698	1,729	1,778	1,816	283	N/A
2020					1,779	1,718	1,700	1,661	1,694	1,698	377	N/A
2021						2,230	2,191	2,125	2,222	2,193	793	N/A
2022							2,612	2,568	2,624	2,759	1,279	N/A
2023								2,579	2,732	2,848	1,655	N/A
2024									2,638	2,632	1,945	N/A
2025										2,678	2,276	N/A
										$20,200
(Some amounts may not reconcile due to rounding.)

	Cumulative Paid Loss and Allocated Loss Adjustment Expenses, Net of Reinsurance Years Ended December 31,
Accident Year	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025
(Dollars in millions)	(Unaudited)
2016	$90	$185	$306	$395	$477	$545	$607	$663	$722	$783
2017		80	173	284	393	502	585	678	801	882
2018			190	273	454	599	736	895	1,084	1,193
2019				236	349	505	668	865	1,109	1,268
2020					202	261	434	634	854	1,056
2021						220	302	489	734	1,041
2022							209	357	616	987
2023								196	392	745
2024									208	428
2025										232
										$8,614
All outstanding liabilities prior to 2016, net of reinsurance										871
Liabilities for claims and claim adjustment expenses, net of reinsurance										$12,458
(Some amounts may not reconcile due to rounding.)

	Average Annual Percentage Payout of Incurred Loss by Age, Net of Reinsurance (unaudited)
Years	1	2	3	4	5	6	7	8	9	10
Casualty	9.2%	6.2%	10.3%	11.0%	11.3%	10.7%	9.3%	8.0%	7.2%	6.5%

												At December 31, 2025
	Ultimate Incurred Loss and Allocated Loss Adjustment Expenses, Net of reinsurance Years Ended December 31,										2025 Prior Year Development Excluding the Impact of ADC	Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims	Incurred Impact of ADC	IBNR Impact of ADC	2025 (Net of Impact of ADC)	Total of IBNR Liabilities Net of Impact of ADC
Accident Year	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025
(Dollars in millions)	(Unaudited)
2016	$144	$147	$146	$157	$123	$125	$123	$131	$122	$123	$—	$5	3,396	$2	$1	$121	$4
2017		153	150	167	172	176	167	175	150	152	2	12	3,363	1	1	151	11
2018			173	190	205	207	200	232	218	217	(1)	14	3,659	4	2	214	13
2019				197	224	239	268	281	275	269	(5)	34	4,063	6	3	263	31
2020					208	248	254	243	251	236	(15)	31	3,522	8	5	229	26
2021						220	293	301	308	295	(13)	79	3,816	14	8	281	71
2022							241	330	385	407	22	145	4,084	31	21	376	124
2023								424	494	514	20	247	4,490	59	40	455	208
2024									551	609	58	391	4,290	77	62	532	329
2025										568	—	485	3,176	—	—	568	485
										$3,391	$69	$1,444		$202	$143	$3,189	$1,301
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below										(1,501)	—	—		—	—	(1,501)	—
Liabilities for losses and loss adjustment expenses and prior year development before accident year 2016, net of reinsurance										37	2	9		8	1	29	8
Liabilities for losses and loss adjustment expenses and prior year loss development, net of reinsurance										$1,927	$71	$1,453		$210	$144	$1,717	$1,309
(Some amounts may not reconcile due to rounding.)

	Cumulative Paid Loss and Allocated Loss Adjustment Expenses, Net of Reinsurance Years Ended December 31,
Accident Year	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025
(Dollars in millions)	(Unaudited)
2016	$9	$28	$47	$68	$77	$86	$106	$112	$115	$118
2017		9	29	51	70	88	119	132	137	139
2018			12	37	66	91	131	157	162	173
2019				15	47	79	137	171	205	216
2020					11	44	88	125	156	177
2021						15	58	98	138	177
2022							18	83	140	205
2023								23	83	160
2024									27	112
2025										24
										$1,501
All outstanding liabilities prior to 2016, net of reinsurance										37
Liabilities for claims and claim adjustment expenses, net of reinsurance										$1,927
(Some amounts may not reconcile due to rounding.)

	Average Annual Percentage Payout of Incurred Loss by Age, Net of Reinsurance (unaudited)
Years	1	2	3	4	5	6	7	8	9	10
Casualty	4.8%	13.6%	14.5%	15.7%	13.1%	12.3%	6.2%	4.4%	2.0%	2.7%

												At December 31, 2025
	Ultimate Incurred Loss and Allocated Loss Adjustment Expenses, Net of reinsurance Years Ended December 31,										2025 Prior Year Development Excluding the Impact of ADC	Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims	Incurred Impact of ADC	IBNR Impact of ADC	2025 (Net of Impact of ADC)	Total of IBNR Liabilities Net of Impact of ADC
Accident Year	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025
(Dollars in millions)	(Unaudited)
2016	$242	$235	$238	$246	$248	$252	$255	$255	$255	$255	$(1)	$—	N/A	$—	$—	$255	$—
2017		396	409	410	418	432	432	434	432	432	—	—	N/A	—	—	432	—
2018			336	321	318	336	351	357	358	358	1	—	N/A	—	—	359	—
2019				275	271	264	277	286	283	281	(1)	2	N/A	—	—	281	2
2020					484	399	378	382	376	376	—	4	N/A	1	—	375	4
2021						510	478	465	487	480	(7)	9	N/A	—	—	480	9
2022							575	568	514	508	(6)	11	N/A	1	—	507	11
2023								542	501	484	(18)	37	N/A	2	1	481	36
2024									369	347	(22)	45	N/A	5	3	343	42
2025										515	—	211	N/A	—	—	515	211
										$4,036	$(54)	$319		$10	$4	$4,026	$315
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below										(3,510)	—	—		—	—	(3,510)	—
Liabilities for losses and loss adjustment expenses and prior year development before accident year 2016, net of reinsurance										—	(1)	—		—	—	—	—
Liabilities for losses and loss adjustment expenses and prior year loss development, net of reinsurance										$526	$(55)	$319		$10	$4	$516	$315
(Some amounts may not reconcile due to rounding.)

	Cumulative Paid Loss and Allocated Loss Adjustment Expenses, Net of Reinsurance Years Ended December 31,
Accident Year	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025
(Dollars in millions)	(Unaudited)
2016	$140	$210	$229	$245	$251	$252	$254	$255	$255	$255
2017		164	353	385	405	415	429	431	432	432
2018			207	294	307	331	352	356	358	358
2019				184	235	244	268	275	278	279
2020					266	341	351	360	364	366
2021						293	409	443	450	458
2022							347	451	464	473
2023								355	395	422
2024									151	232
2025										236
										$3,510
All outstanding liabilities prior to 2016, net of reinsurance										—
Liabilities for claims and claim adjustment expenses, net of reinsurance										526
(Some amounts may not reconcile due to rounding.)

	Average Annual Percentage Payout of Incurred Loss by Age, Net of Reinsurance (unaudited)
Years	1	2	3	4	5	6	7	8	9	10
Property	61.5%	24.8%	4.9%	4.1%	2.6%	1.3%	0.6%	0.2%	—%	—%
Global Facultative Casualty Business

											At December 31, 2025
	Ultimate Incurred Loss and Allocated Loss Adjustment Expenses, Net of reinsurance Years Ended December 31,										Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
Accident Year	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025
(Dollars in millions)	(Unaudited)
2016	$74	$86	$90	$98	$119	$122	$132	$134	$137	$139	$6	N/A
2017		88	101	120	136	140	150	156	161	159	8	N/A
2018			94	119	135	143	161	170	180	180	12	N/A
2019				126	162	164	177	186	198	211	18	N/A
2020					196	229	226	226	236	250	37	N/A
2021						269	304	310	304	301	79	N/A
2022							318	320	315	310	144	N/A
2023								383	395	397	255	N/A
2024									443	483	384	N/A
2025										438	392	N/A
										$2,868
(Some amounts may not reconcile due to rounding.)

	Cumulative Paid Loss and Allocated Loss Adjustment Expenses, Net of Reinsurance Years Ended December 31,
Accident Year	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025
(Dollars in millions)	(Unaudited)
2016	$3	$9	$23	$41	$74	$85	$98	$111	$116	$118
2017		3	19	40	72	89	109	124	134	141
2018			9	31	52	78	107	128	143	157
2019				14	25	50	80	111	136	160
2020					7	24	47	85	138	173
2021						9	26	63	122	152
2022							10	27	67	105
2023								12	35	75
2024									22	47
2025										26
										$1,154
All outstanding liabilities prior to 2016, net of reinsurance										87
Liabilities for claims and claim adjustment expenses, net of reinsurance										1,800
(Some amounts may not reconcile due to rounding.)

	Average Annual Percentage Payout of Incurred Loss by Age, Net of Reinsurance (unaudited)
Years	1	2	3	4	5	6	7	8	9	10
Casualty	4.0%	6.3%	11.5%	15.4%	15.6%	12.0%	9.7%	7.7%	4.1%	1.4%
Global Facultative Property Business

											At December 31, 2025
	Ultimate Incurred Loss and Allocated Loss Adjustment Expenses, Net of reinsurance Years Ended December 31,										Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims
Accident Year	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025
(Dollars in millions)	(Unaudited)
2016	$66	$76	$74	$78	$77	$76	$75	$75	$76	$76	$—	N/A
2017		113	110	118	130	131	125	125	127	129	1	N/A
2018			76	94	90	92	92	91	94	94	1	N/A
2019				95	115	94	91	88	94	94	2	N/A
2020					206	200	171	145	151	150	1	N/A
2021						269	252	239	225	218	4	N/A
2022							276	253	244	251	17	N/A
2023								378	342	334	55	N/A
2024									434	385	149	N/A
2025										373	207	N/A
										$2,105
(Some amounts may not reconcile due to rounding.)

	Cumulative Paid Loss and Allocated Loss Adjustment Expenses, Net of Reinsurance Years Ended December 31,
Accident Year	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025
(Dollars in millions)	(Unaudited)
2016	$15	$42	$57	$65	$68	$70	$71	$71	$73	$74
2017		18	61	88	105	111	117	118	120	120
2018			12	38	59	70	79	81	84	84
2019				13	34	54	64	70	80	88
2020					29	65	91	111	127	135
2021						23	67	120	164	201
2022							32	83	154	183
2023								56	123	178
2024									63	116
2025										78
										$1,258
All outstanding liabilities prior to 2016, net of reinsurance										4
Liabilities for claims and claim adjustment expenses, net of reinsurance										851
(Some amounts may not reconcile due to rounding.)

	Average Annual Percentage Payout of Incurred Loss by Age, Net of Reinsurance (unaudited)
Years	1	2	3	4	5	6	7	8	9	10
Property	16.0%	21.3%	21.4%	13.8%	10.1%	5.2%	3.2%	2.0%	2.0%	2.3%
Legacy Casualty Business

												At December 31, 2025
	Ultimate Incurred Loss and Allocated Loss Adjustment Expenses, Net of reinsurance Years Ended December 31,										2025 Prior Year Development Excluding the Impact of ADC	Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims	Incurred Impact of ADC	IBNR Impact of ADC	2025 (Net of Impact of ADC)	Total of IBNR Liabilities Net of Impact of ADC
Accident Year	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025
(Dollars in millions)	(Unaudited)
2016	$398	$393	$425	$449	$421	$392	$414	$419	$437	$447	$11	$13	29,323	$9	$4	$439	$9
2017		446	440	445	473	433	456	492	525	537	12	21	33,391	12	5	525	16
2018			520	508	530	525	561	633	687	704	17	34	34,170	16	8	688	27
2019				639	607	615	603	793	942	942	—	86	37,683	37	20	905	66
2020					763	812	781	790	934	891	(43)	135	37,815	51	31	839	104
2021						986	943	954	1,223	1,246	22	293	43,695	103	65	1,143	228
2022							1,110	1,020	1,434	1,565	131	587	47,084	187	129	1,379	457
2023								1,134	1,448	1,637	189	791	45,305	267	193	1,370	598
2024									1,382	1,522	139	1,013	40,976	291	233	1,231	780
2025										1,159	—	988	27,951	—	—	1,159	988
										$10,651	$479	$3,960		$973	$687	$9,678	$3,273
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below										(5,368)	—	—		—	—	(5,368)	—
Liabilities for losses and loss adjustment expenses and prior year development before accident year 2014, net of reinsurance										138	61	65		41	23	97	43
Liabilities for losses and loss adjustment expenses and prior year loss development, net of reinsurance										$5,421	$540	$4,025		$1,014	$710	$4,407	$3,315
(Some amounts may not reconcile due to rounding.)

	Cumulative Paid Loss and Allocated Loss Adjustment Expenses, Net of Reinsurance Years Ended December 31,
Accident Year	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025
(Dollars in millions)	(Unaudited)
2016	$46	$136	$222	$273	$324	$341	$375	$391	$405	$413
2017		45	143	229	308	354	409	438	474	485
2018			51	170	251	335	461	537	597	632
2019				57	188	307	413	556	719	787
2020					53	186	295	425	541	669
2021						91	202	381	608	793
2022							66	226	501	738
2023								73	241	533
2024									62	255
2025										64
										$5,368
All outstanding liabilities prior to 2016, net of reinsurance										138
Liabilities for claims and claim adjustment expenses, net of reinsurance										5,421
(Some amounts may not reconcile due to rounding.)

	Average Annual Percentage Payout of Incurred Loss by Age, Net of Reinsurance (unaudited)
Years	1	2	3	4	5	6	7	8	9	10
Casualty	5.7%	12.7%	15.4%	14.4%	14.0%	12.5%	7.2%	5.2%	2.5%	1.8%
Legacy Property Business

												At December 31, 2025
	Ultimate Incurred Loss and Allocated Loss Adjustment Expenses, Net of reinsurance Years Ended December 31,										2025 Prior Year Development Excluding the Impact of ADC	Total of IBNR Liabilities Plus Expected Development on Reported Claims	Cumulative Number of Reported Claims	Incurred Impact of ADC	IBNR Impact of ADC	2025 (Net of Impact of ADC)	Total of IBNR Liabilities Net of Impact of ADC
Accident Year	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025
(Dollars in millions)	(Unaudited)
2016	$54	$56	$57	$57	$61	$59	$56	$58	$57	$57	$(1)	$1	N/A	$—	$—	$56	$1
2017		102	101	91	90	74	91	93	95	95	—	1	N/A	—	—	95	1
2018			80	92	95	81	91	88	88	85	(3)	1	N/A	—	—	84	1
2019				91	102	101	108	108	110	109	(2)	1	N/A	—	—	109	1
2020					131	112	133	136	136	136	—	3	N/A	1	—	135	3
2021						147	123	139	146	130	(16)	9	N/A	1	1	129	8
2022							216	242	190	165	(25)	9	N/A	3	2	162	7
2023								204	194	183	(11)	22	N/A	5	3	179	20
2024									262	269	7	29	N/A	10	4	259	25
2025										442	—	201	N/A	—	—	442	201
										$1,670	$(51)	$275		$20	$10	$1,650	$265
Cumulative Paid Losses and Allocated Loss Adjustment Expenses, Net of Reinsurance from the table below										(1,144)	—	—		—	—	(1,144)	—
Liabilities for losses and loss adjustment expenses and prior year development before accident year 2014, net of reinsurance										—	1	—		—	—	—	—
Liabilities for losses and loss adjustment expenses and prior year loss development, net of reinsurance										$526	$(50)	$276		$20	$10	$506	$265
(Some amounts may not reconcile due to rounding.)

	Cumulative Paid Loss and Allocated Loss Adjustment Expenses, Net of Reinsurance Years Ended December 31,
Accident Year	2016	2017	2018	2019	2020	2021	2022	2023	2024	2025
(Dollars in millions)	(Unaudited)
2016	$28	$48	$54	$56	$56	$56	$56	$56	$56	56
2017		17	75	79	84	86	88	90	94	94
2018			39	70	78	79	82	83	83	84
2019				48	90	99	102	104	107	108
2020					35	76	117	127	130	132
2021						31	79	105	117	120
2022							35	120	136	149
2023								51	131	147
2024									55	148
2025										105
										$1,144
All outstanding liabilities prior to 2016, net of reinsurance										—
Liabilities for claims and claim adjustment expenses, net of reinsurance										$526
(Some amounts may not reconcile due to rounding.)

	Average Annual Percentage Payout of Incurred Loss by Age, Net of Reinsurance (unaudited)
Years	1	2	3	4	5	6	7	8	9	10
Property	33.5%	40.4%	13.3%	6.0%	2.2%	1.7%	1.0%	1.5%	0.4%	—%
Reserving Methodology
The Company maintains reserves equal to management’s estimated ultimate liability for losses and LAE for reported and unreported claims for our Reinsurance Treaty, Global Wholesale & Specialty, and Legacy businesses. Because reserves are based on estimates of ultimate losses and LAE by underwriting or accident year, the Company uses a variety of statistical and actuarial techniques to monitor reserve adequacy over time, evaluate new information as it becomes known and adjust reserves whenever an adjustment appears warranted. The Company considers many factors when setting reserves including: (1) exposure base and projected ultimate premium; (2) expected loss ratios by product and class of business, which are developed collaboratively by underwriters and actuaries; (3) actuarial methodologies and assumptions which analyze loss reporting and payment experience, size of loss distributions, reports from ceding companies and historical trends, such as reserving patterns, loss payments and product mix; (4) current legal interpretations of coverage and liability; and (5) economic conditions including but not limited to social inflation. Management’s best estimate is developed through collaboration with actuarial, underwriting, claims, legal and finance departments and culminates with the input of reserve committees. Each segment reserve committee includes the participation of the relevant parties from actuarial, finance, claims and segment senior management. Reserves are further reviewed by Everest’s Chief Reserving Actuary and senior management. The objective of such process is to determine a single best estimate viewed by management to be the best estimate of its ultimate loss liability. Our Reinsurance Treaty, Global Wholesale & Specialty, and Legacy loss and LAE reserves represent management’s best estimate of our ultimate liability. Actual loss and LAE ultimately paid may deviate, perhaps substantially, from such reserves. Net income will be impacted in a period in which the change in estimated ultimate loss and LAE is recorded.
The detailed data required to evaluate ultimate losses for the Company’s Insurance business within Global Wholesale & Specialty and Legacy segments are accumulated from its underwriting and claim systems. Reserving for Reinsurance within the Reinsurance Treaty and Legacy Segments requires evaluation of loss information received from ceding companies. Ceding companies report losses in many forms depending on the type of contract and the agreed or contractual reporting requirements. Generally, pro rata contracts require the submission of a monthly/quarterly account, which includes premium and loss activity for the period with corresponding reserves as established by the ceding company. This information is recorded in the Company’s records. For certain pro rata contracts, the Company may require a detailed loss report for claims that exceed a certain dollar threshold or relate to a particular type of loss. Excess of loss and facultative contracts generally require individual loss reporting with precautionary notices provided when a loss reaches a significant percentage of the attachment point of the contract or when certain causes of loss or types of injury occur. Experienced Claims staff handle individual loss reports and supporting claim information. Based on evaluation of a claim, the Company may establish additional case reserves in addition to the case reserves reported by the ceding company. To ensure ceding companies are submitting required and accurate data, Everest’s Underwriting, Claim, Reinsurance Accounting and Internal Audit departments perform various reviews of ceding companies, particularly larger ceding companies, including on-site audits.
The Company segments Reinsurance Treaty, Global Wholesale & Specialty, and Legacy reserves into exposure groupings for actuarial analysis. The Company assigns business to exposure groupings so that the underlying exposures have reasonably homogeneous loss development characteristics and are large enough to facilitate credible estimation of ultimate losses. The Company periodically reviews its exposure groupings and may change groupings over time as business changes. The Company currently uses approximately 250 exposure groupings to develop reserve estimates. One of the key selection characteristics for the exposure groupings is the historical duration of the claims settlement process. Business in which claims are reported and settled relatively quickly are commonly referred to as short tail lines, principally property lines. Casualty claims tend to take longer to be reported and settled and casualty lines are generally referred to as long tail lines. Estimates of ultimate losses for shorter tail lines, with the exception of loss estimates for large catastrophic events, generally exhibit less uncertainty than those for the longer tail lines.
The Company uses a variety of actuarial methodologies, such as the expected loss ratio method, chain ladder methods and Bornhuetter-Ferguson methods, supplemented by judgment where appropriate, to estimate ultimate loss and LAE for each exposure group.
Expected Loss Ratio Method: The expected loss ratio method uses earned premium times an expected loss ratio to calculate ultimate losses for a given underwriting or accident year. This method relies entirely on expectation to project ultimate losses with no consideration given to actual losses. As such, it may be appropriate for an immature underwriting or accident year where few, if any, losses have been reported or paid, but less appropriate for a more mature year.
Chain Ladder Method: Chain ladder methods use a standard loss development triangle to project ultimate losses. Age-to-age development factors are selected for each development period and combined to calculate age-to-ultimate development factors which are then applied to paid or reported losses to project ultimate losses. This method relies entirely on actual paid or reported losses to project ultimate losses. No other factors such as changes in pricing or other expectations are taken into account. It is most appropriate for groups with homogeneous, stable experience where past development patterns are expected to continue in the future. It is least appropriate for groups which have changed significantly over time, or which are more volatile.
Bornhuetter-Ferguson Method: The Bornhuetter-Ferguson method is a combination of the expected loss ratio method and the chain ladder method. Ultimate losses are projected based partly on actual paid or reported losses and partly on expectation. IBNR reserves are calculated using earned premium, an a priori loss ratio and selected age-to-age development factors and added to actual reported (paid) losses to determine ultimate losses. It is more responsive to actual reported or paid development than the expected loss ratio method but less responsive than the chain ladder method.
For both short and long tail lines, the Company supplements these general approaches with analytically based judgments. Although the Company uses similar actuarial methods for both short tail and long tail lines, the faster reporting of experience for the short tail lines allows the Company to have greater confidence in its estimates of ultimate losses at an earlier stage than for long tail lines. For immature underwriting or accident years, the initial expected loss ratios are key inputs that involve management’s judgment and are based on a variety of factors, including: (1) expected loss ratios developed during the Company’s pricing process; (2) historical loss ratios adjusted for rate change and trend; and (3) industry benchmarks for similar business. These judgments take into account management’s view of past, current and future factors that may influence ultimate losses, including: (1) market conditions; (2) changes in the business underwritten; (3) changes in timing of the emergence of claims; and (4) other factors. The determination of when reported losses are sufficient and credible to warrant selection of an ultimate loss ratio different from the initial expected loss ratio also requires judgment.
Carried reserves at each reporting date are the management’s best estimate of ultimate unpaid losses and LAE at that date. The Company completes detailed reserve studies for each exposure group annually for Reinsurance Treaty, Global Wholesale & Specialty, and Legacy operations. The completed annual reserve studies are “rolled-forward” for each accounting period until the subsequent reserve study is completed. Analyzing the roll-forward process involves comparing actual reported losses to expected losses based on the most recent reserve study. The Company analyzes significant variances between actual and expected losses and also considers recent market, underwriting and management criteria to determine management’s best estimate of ultimate unpaid losses and LAE.
Certain reserves, including losses from widespread catastrophic events, cannot be estimated using traditional actuarial methods. Rather, loss and LAE reserves are estimated by management by completing an in-depth analysis of the individual contracts which may potentially be impacted by the loss. The analysis uses inputs from various sources and methodology, to build up a comprehensive perspective. Such analysis generally involves: (1) estimating the size of insured industry losses; (2) reviewing portfolios to identify contracts which are exposed; (3) reviewing information reported or otherwise provided by customers and brokers; (4) discussing the loss with customers and brokers; and (5) estimating the ultimate expected cost to settle all claims and administrative costs arising from the loss on a contract-by-contract basis and in aggregate for the event. Due to the inherent uniqueness or specific nature of a catastrophic event, each event has its own unique assessment, and different weights may be applied to various inputs based on management’s judgment. Once a loss has occurred, during the then current reporting period, the Company records its best estimate of the ultimate expected cost to settle all claims arising from the loss. The Company’s estimate of loss and LAE reserves is then determined by deducting cumulative paid losses from its estimate of the ultimate expected loss. The Company’s estimate of IBNR is determined by deducting cumulative paid losses, case reserves and additional case reserves from its estimate of the ultimate expected loss.
Because catastrophe losses are typically due to prominent, public events such as hurricanes and earthquakes, the Company is often able to use independent reports as part of its loss reserve estimation process. The Company also reviews catastrophe bulletins published by various statistical modeling agencies to assist in determining the size of the industry loss, although these reports may not be available for some time after an event. For smaller events including localized severe weather events such as windstorms, hail, ice, snow, flooding, freezing and tornadoes, which are not necessarily prominent, public occurrences, the Company initially places greater reliance on catastrophe bulletins published by statistical modeling agencies to assist in determining what events occurred during the reporting period than the Company does for large events. This includes reviewing catastrophe bulletins published by Property Claim Services for U.S. catastrophes. The Company sets its initial estimates of reserves for loss and LAE for these smaller events based on a combination of its historical market share for these types of losses and the estimate of the total insured industry property losses as reported by statistical modeling agencies, although management may make significant adjustments based on the Company’s current exposure to the geographic region involved as well as the size of the loss and the peril involved.
In general, reserves for the Company’s more recent large losses are subject to greater uncertainty and, therefore, greater potential variability, and are likely to experience material changes from one period to the next. This is due to the uncertainty as to the size of the industry losses, uncertainty as to which contracts have been exposed, uncertainty due to complex legal and coverage issues that can arise out of large or complex losses and uncertainty as to the magnitude of losses and LAE incurred by the Company’s customers. As the Company’s losses age, more information becomes available, and the Company believes its estimates become more certain.
The Company continues to receive claims under expired insurance and reinsurance contracts asserting injuries and/or damages relating to or resulting from environmental pollution and hazardous substances, including asbestos. Environmental claims typically assert liability for (a) the mitigation or remediation of environmental contamination or (b) bodily injury or property damage caused by the release of hazardous substances into the land, air or water. Asbestos claims typically assert liability for bodily injury from exposure to asbestos or for property damage resulting from asbestos or products containing asbestos. The results of run-off A&E exposures are included within the Company’s Legacy Segment.
Our reserves include an estimate of our ultimate liability for A&E claims. There are significant uncertainties surrounding our estimates of our potential losses from A&E claims. Among the uncertainties are: (a) potentially long waiting periods between exposure and manifestation of any bodily injury or property damage; (b) difficulty in identifying sources of asbestos or environmental contamination; (c) difficulty in properly allocating responsibility and/or liability for asbestos or environmental damage; (d) changes in underlying laws and judicial interpretation of those laws; (e) the potential for an asbestos or environmental claim to involve many insurance providers over many policy periods; (f) questions concerning interpretation and application of insurance and reinsurance coverage; and (g) uncertainty regarding the number and identity of insureds with potential asbestos or environmental exposure. Due to the uncertainties discussed above, the ultimate losses attributable to A&E, and particularly asbestos, may be subject to more variability than are non-A&E reserves.
The Company’s reserves include an estimate of the Company’s ultimate liability for A&E claims. The Company’s A&E liabilities emanate from Mt. McKinley Insurance Company’s (“Mt. McKinley”), a former wholly owned subsidiary that was sold in 2015, direct insurance business and Everest Re’s assumed reinsurance business. All of the contracts of insurance and reinsurance, under which the Company has received claims during the past three years, expired more than 20 years ago.  There are significant uncertainties surrounding the Company’s reserves for its A&E losses.
A&E exposures represent a separate exposure group for monitoring and evaluating reserve adequacy.  The following table summarizes incurred losses with respect to A&E reserves on both a gross and net of reinsurance basis for the periods indicated:

	At December 31,
(Dollars in millions)	2025	2024	2023
Gross basis:
Beginning of period reserves	$260	$247	$278
Incurred losses	2	62	—
Paid losses	(52)	(49)	(31)
End of period reserves	$209	$260	$247

Net basis:
Beginning of period reserves	$242	$232	$257
Incurred losses	—	54	—
Paid losses	(49)	(43)	(25)
End of period reserves	$193	$242	$232
(Some amounts may not reconcile due to rounding.)
In 2015, the Company sold Mt. McKinley to Clearwater Insurance Company (“Clearwater”), a subsidiary of Fairfax Financial. Concurrently with the closing, the Company entered into a retrocession treaty with an affiliate of Clearwater.  Per the retrocession treaty, the Company retroceded 100% of the liabilities associated with certain Mt. McKinley policies, which related entirely to A&E business and had been reinsured by Bermuda Re.  As consideration for entering into the retrocession treaty, Everest Re Bermuda transferred cash of $140 million, an amount equal to the net loss reserves as of the closing date.  The maximum liability retroceded under the retrocession treaty will be $440 million, equal to the retrocession payment plus $300 million.  The Company will retain liability for any amounts exceeding the maximum liability retroceded under the retrocession treaty.
On December 20, 2019, the retrocession treaty was amended and included a partial commutation. As a result of this amendment and partial commutation, gross A&E reserves and correspondingly reinsurance receivable were reduced by $43 million. In addition, the maximum liability permitted to be retroceded increased to $450 million.
Reinsurance Recoverables.
Reinsurance recoverables for both paid and unpaid losses totaled $5.1 billion and $3.1 billion at December 31, 2025 and December 31, 2024, respectively. At December 31, 2025, in connection with the ADC reinsurance agreements, $1,253 million was unpaid recoverable from State National Insurance Company, Inc. Additionally at December 31, 2025, $411 million, or 8.1%, was recoverable from Mt. Logan Re collateralized segregated accounts and $289 million, or 5.7%, was recoverable from Munich Reinsurance America, Inc. No other retrocessionaire accounted for more than 5.0% of our recoverables.